Supplement dated February 3, 2017
to the Statement of Additional Information (the SAI), as supplemented, dated November 1, 2016, for the following funds (each a
Fund and together the Funds):
Fund
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio (VP) - Asset Allocation Fund
Columbia Variable Portfolio (VP) - Diversified Absolute Return Fund
Columbia Variable Portfolio (VP) - Managed Volatility (MV) Conservative Fund
Columbia Variable Portfolio (VP) - Managed Volatility (MV) Conservative Growth Fund
Columbia Variable Portfolio (VP) - Managed Volatility (MV) Growth Fund
Columbia Variable Portfolio (VP) - Select Large Cap Growth Fund
Columbia Variable Portfolio (VP) - Small Company Growth Fund
Columbia Variable Portfolio (VP) - U.S. Flexible Conservative Growth Fund
Columbia Variable Portfolio (VP) - U.S. Flexible Growth Fund
Columbia Variable Portfolio (VP) - U.S. Flexible Moderate Growth Fund
Effective January 26, 2017, VP - Select Large Cap Growth Fund was liquidated, accordingly all references to the Fund throughout the SAI are hereby deleted. Additionally, effective immediately, the information under the subsection "The Investment Manager and Subadvisers — Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for the above mentioned Funds has been superseded and replaced with the following:
Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
Information is as of December 31, 2015, unless otherwise noted
VP – Asset Allocation Fund	Anwiti Bahuguna	18 RICs 21 PIVs 17 other accounts	$64.92 billion $2.09 billion $119.64 million	None	Columbia Management - FoF	Columbia Management
	Jeffrey Knight	23 RICs 2 PIVs 5 other accounts	$65.94 billion $20.43 million $8.59 million	None
	Joshua Kutin(c)	5 RICs 4 PIVs 10 other accounts	$2.31 billion $0.49 million $37.29 million	None
	Dan Boncarosky(c)	3 RICs 2 other accounts	$133.01 million $0.18 million	None
VP – Diversified Absolute Return Fund	Jeffrey Knight	23 RICs 2 PIVs 5 other accounts	$65.75 billion $20.43 million $8.59 million	None	Columbia Management	Columbia Management
	Brian Virginia	10 RICs 9 other accounts	$58.99 billion $2.63 million	None
	Joshua Kutin	4 RICs 8 other accounts	$832.32 million $7.49 million	None
	Alex Wilkinson(c)	1 other account	$0.004 million	None
C-6512-18 A (1/17)

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
VP – MV Conservative Fund	Jeffrey Knight	23 RICs 2 PIVs 5 other accounts	$65.78 billion $20.43 million $8.59 million	None	Columbia Management - FoF	Columbia Management
	Anwiti Bahuguna	18 RICs 21 PIVs 17 other accounts	$64.76 billion $2.09 billion $119.64 million	None
	David Weiss	8 other accounts	$765,000	None
	Brian Virginia	10 RICs 9 other accounts	$59.01 billion $2.63 million	None
VP – MV Conservative Growth Fund	Jeffrey Knight	23 RICs 2 PIVs 5 other accounts	$65.08 billion $20.43 million $8.59 million	None	Columbia Management - FoF	Columbia Management
	Anwiti Bahuguna	18 RICs 21 PIVs 17 other accounts	$64.06 billion $2.09 billion $119.64 million	None
	David Weiss	8 other accounts	$765,000	None
	Brian Virginia	10 RICs 9 other accounts	$59.01 billion $2.63 million	None
VP – MV Growth Fund	Jeffrey Knight	23 RICs 2 PIVs 5 other accounts	$58.58 billion $20.43 million $8.59 million	None	Columbia Management - FoF	Columbia Management
	Anwiti Bahuguna	18 RICs 21 PIVs 17 other accounts	$57.56 billion $2.09 billion $119.64 million	None
	David Weiss	8 other accounts	$765,000	None
	Brian Virginia	10 RICs 9 other accounts	$51.81 billion $2.63 million	None
VP – Small Company Growth Fund	Wayne M. Collette	2 RICs 1 PIV 5 other accounts	$956.42 million $4.73 million $4.52 million	None	Columbia Management	Columbia Management
	Lawrence W. Lin	1 RIC 1 PIV 9 other accounts	$433.81 million $4.73 million $1.91 million	None
	Daniel Cole	1 RIC 6 other accounts	$433.81 million $3.29 million	None
VP – U.S. Flexible Conservative Growth Fund	Anwiti Bahuguna(a)	19 RIC 22 PIV 16 other accounts	$66.98 billion $2.82 billion $107.88 million	1 PIV ($517 M)	Columbia Management - FoF	Columbia Management
	Jeffrey Knight(a)	24 RICs 2 PIVs 5 other accounts	$68.57 billion $530.55 million $13.32 million	1 PIV ($517 M)
	Brian Virginia(a)	11 RIC 9 other accounts	$61.19 billion $2.42 million	None
	David Weiss(a)	13 RIC 8 other accounts	$60.81 billion $865,000	None
C-6512-18 A (1/17)

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
VP – U.S. Flexible Growth Fund	Anwiti Bahuguna(a)	19 RIC 22 PIV 16 other accounts	$66.98 billion $2.82 billion $107.88 million	1 PIV ($517 M)	Columbia Management - FoF	Columbia Management
	Jeffrey Knight(a)	24 RICs 2 PIVs 5 other accounts	$68.57 billion $530.55 million $13.32 million	1 PIV ($517 M)
	Brian Virginia(a)	11 RIC 9 other accounts	$61.19 billion $2.42 million	None
	David Weiss(a)	13 RIC 8 other accounts	$60.81 billion $865,000	None
VP – U.S. Flexible Moderate Growth Fund	Anwiti Bahuguna(a)	19 RIC 22 PIV 16 other accounts	$66.98 billion $2.82 billion $107.88 million	1 PIV ($517 M)	Columbia Management - FoF	Columbia Management
	Jeffrey Knight(a)	24 RICs 2 PIVs 5 other accounts	$68.57 billion $530.55 million $13.32 million	1 PIV ($517 M)
	Brian Virginia(a)	11 RIC 9 other accounts	$61.19 billion $2.42 million	None
	David Weiss(a)	13 RIC 8 other accounts	$60.81 billion $865,000	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)	The Fund commenced operations on November 14, 2016; reporting information is provided as of August 31, 2016.
(c)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of December 31, 2016.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
C-6512-18 A (1/17)
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